Businesses Acquired	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Businesses Acquired

NOTE 3 - BUSINESSES ACQUIRED

a.	In June 2015, the Company divested the thermal products business that it acquired as part of the SPTS Technologies Group Limited (“SPTS”) Acquisition (the “Thermal Products Business”) to a buyer, in which the Company, through SPTS, owns a 5% equity interest and on the board of directors of which it retains one member. The sale price was based on a valuation of approximately $28.0 million, comprised of $22.0 million in cash plus approximately $6.0 million in accounts receivable. The sale of the Thermal Products Business, which was consummated on June 30, 2015, did not meet the criteria to be presented and disclosed as discontinued operations.

b.	On December 20, 2016, the Company, acquired substantially all of the business and operations of AMST, a company engaged in the design, manufacture and sale of capital equipment for the deposition of anti-stiction and other ultra-thin films using molecular vapor deposition or atomic layer deposition, for an aggregate purchase price of $6,429,000 in cash and a contingent entitlement to an earn-out payment on certain sales of AMST’s products up to $10.5 million over a period of 15 months, which was valued at $1.5 million and was expected to be paid in March 2018. The Company accounted for this acquisition using the purchase method of accounting and began consolidating the results of AMST on December 20, 2016. Amounts of $0.7 million and $0.7 million, respectively, were allocated to intellectual property and customer relations, and $0.6 million was allocated to other intangible assets. The Company allocated the excess of the purchase price over the fair value of the net tangible and intangible assets acquired ($1.6 million), in the amount of $6.2 million, to goodwill.

During the year ended December 31, 2017, the contingent obligation of the Company to make the above earn-out payment to AMST lapsed in full, since the eligible revenue generated in the relevant period was less than the amount required to trigger an earn-out payment and the Company recognized a gain of $1.5 million.